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                       UNITED STATES                  OMB APPROVAL
            SECURITIES AND EXCHANGE COMMISSION    ------------------------------
                  Washington, D.C. 20549          OMB Number:      3235-0456
                                                  Expires:   August 31, 2000
APPENDIX I                                        Estimated average burden
                        FORM 24F-2                hours per response.......1
             ANNUAL NOTICE OF SECURITIES SOLD     ------------------------------
                  PURSUANT TO RULE 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

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  1. Name and address of issuer:
                                    THE HIRTLE CALLAGHAN TRUST
                                    3435 STELZER ROAD
                                    COLUMBUS, OHIO 43219

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  2. The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                      [X]

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  3. Investment Company Act File Number:   811-8918


     Securities Act File Number:           33-87762
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  4(a). Last day of fiscal year for which this notice is filed:

                                  June 30, 1998

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  4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.
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  4(c). [_] Check box if this is the last time the issuer will be filing this
        Form.


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5.  Calculation of registration fee:

       (i)   Aggregate sale price of securities
              sold during the fiscal year
              pursuant to section 24(f):                            $447,734,209
                                                                   -------------
       (ii)  Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                       $246,133,896
                                                    --------------

       (iii) Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending
              no earlier than October 11, 1995
              that were not previously used to
              reduce registration fees payable
              to the Commission.                               $0
                                                    --------------

       (iv)  Total available redemption credits
              [Add items 5(ii) and 5(iii)]:                         $246,133,896
                                                                   -------------

       (v)   Net Sales - If item 5(i) is greater
              than item 5(iv) [subtract item
              5(iv) from item 5(i)]                                 $201,600,313
                                                                   -------------

      ------------------------------------------------------------
       (vi)  Redemption credits available for use              $0
              in future years - if item 5(i) is -------------- less than item 5(iv) [subtract item
              5(iv) from item 5(i)]:
      ------------------------------------------------------------

       (vii) Multiplier for determining registration
              fee (See Instruction C.9):                                0.000295
                                                                   -------------

       (vii) Registration fee due [multiply item                  =   $59,472.09
              5(v) by item 5(vii)]: (enter "0"                     -------------
              if no fee is due):

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6.  Prepaid shares
       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________.

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7.  Interest due.--if this Form is being filed more than 90 days after the end of the issuers fiscal year
      (see Instruction D):

                                                                              $0
                                                                   -------------

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8.  Total of amount of the registration fee due plus any
      interest due [Line 5(viii) plus line 7].

                                                                      $59,472.09
                                                                   =============

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9.  Date the registration fee and any interest payment was
      sent to the Commission's lockbox depository:

      _____________


      Method of Delivery:
                               [X] Wire Transfer
                               [_] Mail or other means

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Frank Deutchki
                               -------------------------------------------------

                               Frank Deutchki, Assistant Treasurer
                               -------------------------------------------------


Date  09/15/98
    -------------------

    *Please print the name and title of the signing officer below the signature.

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